PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - Telkomsel - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	Rp 207	Rp 125
Benefits paid by employer	(207)	(125)
Pension benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	207	125
Pension benefit obligations at beginning of year	1,541	1,839
Actuarial (gain) losses recognized in OCI	(614)	583
Return on plan assets (excluding amount included in net interest expense)	53	(68)
Benefits paid by employer	(207)	(125)
Pension benefit obligations at end of year	2,209	1,541
Pension benefit cost | Until 2004
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			5.00%
Pension benefit cost | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	2,734	2,928
Service costs	187	213
Interest income	224	203
Actuarial (gain) losses recognized in OCI	614	(583)
Benefits paid	(21)	(27)
Pension benefit obligations at end of year	3,738	2,734
Pension benefit cost | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	(207)	(125)
Pension benefit obligations at beginning of year	1,193	1,089
Interest income	(97)	(74)
Return on plan assets (excluding amount included in net interest expense)	53	(68)
Benefits paid by employer	207	125
Benefits paid	21	27
Pension benefit obligations at end of year	Rp 1,529	Rp 1,193